Property, Plant And Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 South San Francisco [Member]	Dec. 31, 2011 South San Francisco [Member]	Dec. 31, 2012 Land & Buildings [Member]	Dec. 31, 2011 Land & Buildings [Member]	Sep. 16, 2011 Land & Buildings [Member] EDT [Member]	Dec. 31, 2012 Plant & Equipment [Member]	Dec. 31, 2011 Plant & Equipment [Member]	Sep. 16, 2011 Plant & Equipment [Member] EDT [Member]	Dec. 31, 2012 Assets Held Under Capital Leases [Member]	Dec. 31, 2011 Assets Held Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charge			$ 64.3	$ 10.0
Net book value	$ 12.7	$ 83.2			$ 4.5	$ 60.5	$ 150.7	$ 8.2	$ 22.7	$ 51.3	$ 0	$ 0